W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

June 1, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Cambria ETF Trust (File Nos. 333-180879 and 811-22704)

Ladies and Gentlemen:

On behalf of Cambria ETF Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, a preliminary proxy statement on Schedule 14A, including a notice of special meeting of shareholders (the “Special Meeting”). The Special Meeting is being called for the purpose of (i) electing new independent trustees to the Board of Trustees of the Trust (the “Board”); (ii) approving a new investment sub-advisory agreement between Cambria Investment Management, L.P. (“Cambria”) and Toroso Investments, LLC with respect to each series of the Trust (each, a “Fund”); and (iii) approving a manager of managers arrangement for each Fund that will permit Cambria, subject to prior approval by the Board, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Fund’s shareholders.

Please contact me at 202.373.6091 with any questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001